WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	September 30, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 98.2% (a)
Communication Services - 0.5%
Bandwidth, Inc. - Class A (b)	340	$59,354
Cargurus, Inc. (b)	270	5,840
Cogent Communications Holdings, Inc.	520	31,226
Consolidated Communications Holdings, Inc. (b)	1,584	9,013
EverQuote, Inc. - Class A (b)	170	6,569
Glu Mobile, Inc. (b)	1,630	12,510
National CineMedia, Inc.	1,790	4,860
TechTarget, Inc. (b)	735	32,311
Vonage Holdings Corp. (b)	1,710	17,493
Yelp, Inc. (b)	1,823	36,624
		215,800
Consumer Discretionary - 12.0%
Asbury Automotive Group, Inc. (b)	730	71,138
Big Lots, Inc.	997	44,466
BJ's Restaurants, Inc.	205	6,035
CarParts.com, Inc. (b)	1,950	21,079
Cavco Industries, Inc. (b)	247	44,537
Cracker Barrel Old Country Store, Inc. (c)	50	5,733
Deckers Outdoor Corp. (b)	905	199,109
Dine Brands Global, Inc.	189	10,316
Fox Factory Holding Corp. (b)	280	20,812
Gentherm, Inc. (b)	705	28,834
Helen of Troy Ltd. (b)	690	133,529
Hibbett Sports, Inc. (b)	300	11,766
Installed Building Products, Inc. (b)	1,420	144,485
iRobot Corp. (b)(c)	540	40,986
Jack in the Box, Inc.	235	18,638
LGI Homes, Inc. (b)	947	110,013
Lithia Motors, Inc. - Class A	763	173,918
The Lovesac Co. (b)	490	13,578
Magnite, Inc. (b)	4,790	33,267
Malibu Boats, Inc. - Class A (b)	1,310	64,924
Meritage Homes Corp. (b)	630	69,546
Murphy USA, Inc. (b)	290	37,198
National Vision Holdings, Inc. (b)	1,595	60,993
Papa John's International, Inc.	260	21,393
Penn National Gaming, Inc. (b)	1,100	79,970
Perdoceo Education Corp. (b)	5,045	61,751
Purple Innovation, Inc. (b)	330	8,204
RCI Hospitality Holdings, Inc.	320	6,528
Rent-A-Center, Inc.	2,852	85,246
RH (b)	230	88,003
Scientific Games Corp. (b)	910	31,768
SeaWorld Entertainment, Inc. (b)	740	14,593
Shutterstock, Inc.	1,190	61,928
Skyline Champion Corp. (b)	27,965	748,623
Sleep Number Corp. (b)	829	40,546
Sonos, Inc. (b)	132	2,004
Stamps.com, Inc. (b)	510	122,884
Standard Motor Products, Inc.	1,018	45,454
Steven Madden Ltd.	713	13,903
Strategic Education, Inc.	192	17,562
Sturm Ruger & Co., Inc.	490	29,968
Superior Group of Companies, Inc.	590	13,706
Texas Roadhouse, Inc.	11,303	687,109
TopBuild Corp. (b)	5,916	1,009,802
Universal Electronics, Inc. (b)	316	11,926
Wingstop, Inc.	850	116,153
Winmark Corp.	455	78,342
Winnebago Industries, Inc.	810	41,853
WW International, Inc. (b)	320	6,038
YETI Holdings, Inc. (b)	980	44,414
		4,854,571
Consumer Staples - 3.9%
BJ's Wholesale Club Holdings, Inc. (b)	4,350	180,743
Coca-Cola Consolidated, Inc.	10	2,407
elf Beauty, Inc. (b)	14,485	266,089
Grocery Outlet Holding Corp. (b)	19,400	762,808
Inter Parfums, Inc.	170	6,349
J & J Snack Foods Corp.	60	7,823
John B Sanfilippo & Son, Inc.	350	26,383
Lancaster Colony Corp.	310	55,428
Lifevantage Corp. (b)	3,625	43,754
Medifast, Inc.	240	39,468
MGP Ingredients, Inc.	66	2,623
Performance Food Group Co. (b)	575	19,907
Sanderson Farms, Inc.	80	9,438
USANA Health Sciences, Inc. (b)	1,380	101,637
WD-40 Co. (c)	314	59,443
		1,584,300

Energy - 0.4%
Select Energy Services, Inc. - Class A (b)	40,127	154,088

Financials - 3.8%
Artisan Partners Asset Management, Inc. - Class A	2,630	102,544
Banc of California, Inc.	28,260	285,991
Cohen & Steers, Inc.	2,575	143,530
Curo Group Holdings Corp.	2,708	19,091
eHealth, Inc. (b)	270	21,330
Federated Hermes, Inc.	2,115	45,494
First Financial Bankshares, Inc.	450	12,559
Focus Financial Partners, Inc. - Class A (b)	125	4,099
Glacier Bancorp, Inc.	935	29,967
Home BancShares, Inc.	15,691	237,876
Kinsale Capital Group, Inc.	40	7,607
LendingTree, Inc. (b)(c)	1,121	344,024
Meta Financial Group, Inc.	145	2,787
National General Holdings Corp.	255	8,606
NMI Holdings, Inc. - Class A (b)	710	12,638
Piper Sandler Companies	140	10,220
Silvercrest Asset Management Group, Inc. - Class A	191	1,998
South State Corp.	5,618	270,507
		1,560,868
Health Care - 30.9%
1Life Healthcare, Inc. (b)	2,380	67,497
Abeona Therapeutics, Inc. (b)	6,310	6,436
ACADIA Pharmaceuticals, Inc. (b)	1,356	55,935
Acceleron Pharma, Inc. (b)	28	3,151
Addus HomeCare Corp. (b)	280	26,463
ADMA Biologics, Inc. (b)(c)	3,645	8,712
Adverum Biotechnologies, Inc. (b)	920	9,476
Aerie Pharmaceuticals, Inc. (b)	630	7,415
Affimed NV (b)	3,540	12,001
Agenus, Inc. (b)	5,320	21,280
Akebia Therapeutics, Inc. (b)	1,060	2,661
Albireo Pharma, Inc. (b)	280	9,344
Allogene Therapeutics, Inc. (b)	2,080	78,437
Amedisys, Inc. (b)	236	55,798
Amicus Therapeutics, Inc. (b)	6,728	94,999
AMN Healthcare Services, Inc. (b)	595	34,784
Apellis Pharmaceuticals, Inc. (b)	420	12,671
Arena Pharmaceuticals, Inc. (b)	160	11,966
Arrowhead Pharmaceuticals, Inc. (b)	1,774	76,389
Arvinas, Inc. (b)	1,890	44,623
Assembly Biosciences, Inc. (b)	1,020	16,769
Atara Biotherapeutics, Inc. (b)	780	10,109
Athenex, Inc. (b)	1,128	13,649
Avid Bioservices, Inc. (b)	1,965	14,973
Axsome Therapeutics, Inc. (b)	580	41,325
BioCryst Pharmaceuticals, Inc. (b)	5,715	19,631
BioDelivery Sciences International, Inc. (b)	15,205	56,715
Biohaven Pharmaceutical Holding Co. Ltd. (b)	495	32,180
BioLife Solutions, Inc. (b)	12,070	349,306
BioTelemetry, Inc. (b)	8,850	403,383
Blueprint Medicines Corp. (b)	1,103	102,248
Bridgebio Pharma, Inc. (b)(c)	530	19,886
Castle Biosciences, Inc. (b)	307	15,795
Catalyst Pharmaceuticals, Inc. (b)	5,720	16,988
Chemed Corp.	144	69,170
ChemoCentryx, Inc. (b)	875	47,950
Coherus Biosciences, Inc. (b)	3,795	69,600
Collegium Pharmaceutical, Inc. (b)	1,890	39,350
CONMED Corp.	6,065	477,134
Constellation Pharmaceuticals, Inc. (b)	1,990	40,317
Corcept Therapeutics, Inc. (b)	420	7,310
CorVel Corp. (b)	274	23,408
CytomX Therapeutics, Inc. (b)	2,034	13,526
Deciphera Pharmaceuticals, Inc. (b)	560	28,728
Denali Therapeutics, Inc. (b)	290	10,391
Dicerna Pharmaceuticals, Inc. (b)	1,435	25,816
Eagle Pharmaceuticals, Inc. (b)	530	22,514
Editas Medicine, Inc. (b)(c)	2,093	58,730
Eiger BioPharmaceuticals, Inc. (b)	1,272	10,354
Emergent BioSolutions, Inc. (b)	635	65,615
Enanta Pharmaceuticals, Inc. (b)	1,565	71,646
Esperion Therapeutics, Inc. (b)(c)	1,225	45,533
Fate Therapeutics, Inc. (b)	900	35,973
FibroGen, Inc. (b)	873	35,898
Fulgent Genetics, Inc. (b)(c)	55	2,202
G1 Therapeutics, Inc. (b)	1,979	22,857
GenMark Diagnostics, Inc. (b)	1,740	24,708
Global Blood Therapeutics, Inc. (b)	675	37,220
Globus Medical, Inc. - Class A (b)	265	13,123
Halozyme Therapeutics, Inc. (b)	4,679	122,964
Hanger, Inc. (b)	812	12,846
HealthEquity, Inc. (b)	1,490	76,541
HealthStream, Inc. (b)	250	5,017
Heron Therapeutics, Inc. (b)	990	14,672
Heska Corp. (b)	3,095	305,755
HMS Holdings Corp. (b)	1,734	41,529
Horizon Therapeutics PLC (b)	485	37,675
ImmunoGen, Inc. (b)	4,932	17,755
Inovalon Holdings, Inc. - Class A (b)	3,730	98,658
Insmed, Inc. (b)	1,300	41,782
Inspire Medical Systems, Inc. (b)	120	15,486
Integer Holdings Corp. (b)	5,577	329,099
Intellia Therapeutics, Inc. (b)(c)	1,360	27,037
Intersect ENT, Inc. (b)	234	3,817
Intercept Pharmaceuticals, Inc. (b)	574	23,798
Invitae Corp. (b)(c)	895	38,798
Iovance Biotherapeutics, Inc. (b)	215	7,078
iRhythm Technologies, Inc. (b)(c)	300	71,433
Ironwood Pharmaceuticals, Inc. (b)	6,186	55,643
Karuna Therapeutics, Inc. (b)	120	9,278
Kiniksa Pharmaceuticals Ltd. - Class A (b)	360	5,515
Kodiak Sciences, Inc. (b)	240	14,210
Kura Oncology, Inc. (b)	260	7,966
Lantheus Holdings, Inc. (b)	470	5,955
LeMaitre Vascular, Inc.	10,364	337,141
LHC Group, Inc. (b)	3,346	711,226
Ligand Pharmaceuticals, Inc. (b)(c)	70	6,672
Madrigal Pharmaceuticals, Inc. (b)(c)	580	68,863
Marinus Pharmaceuticals, Inc. (b)	718	9,220
Medpace Holdings, Inc. (b)	8,083	903,275
Meridian Bioscience, Inc. (b)	360	6,113
Mesa Laboratories, Inc.	2,595	661,102
Mirati Therapeutics, Inc. (b)	710	117,895
Momenta Pharmaceuticals, Inc. (b)	1,055	55,366
MyoKardia, Inc. (b)	760	103,611
Natera, Inc. (b)	1,581	114,211
Neogen Corp. (b)	7,558	591,414
NeoGenomics, Inc. (b)	25,505	940,880
Nevro Corp. (b)	770	107,261
Novocure Ltd. (b)	692	77,027
NuVasive, Inc. (b)	695	33,756
Omnicell, Inc. (b)	1,615	120,576
Ovid therapeutics, Inc. (b)	2,800	16,072
Pacific Biosciences of California, Inc. (b)	6,450	63,661
Pacira BioSciences, Inc. (b)	260	15,631
PRA Health Sciences, Inc. (b)	3,025	306,856
Progyny, Inc. (b)	270	7,946
PTC Therapeutics, Inc. (b)	555	25,946
Quidel Corp. (b)	100	21,938
Radius Health, Inc. (b)	1,595	18,087
Repligen Corp. (b)	6,974	1,028,944
Rhythm Pharmaceuticals, Inc. (b)	770	16,686
Rigel Pharmaceuticals, Inc. (b)	10,065	24,156
Sangamo Therapeutics, Inc. (b)	3,047	28,794
Schrodinger, Inc. (b)	140	6,651
Select Medical Holdings Corp. (b)	1,835	38,205
Simulations Plus, Inc.	5,605	422,393
Surmodics, Inc. (b)	223	8,677
Syros Pharmaceuticals, Inc. (b)	1,410	12,464
Tabula Rasa HealthCare, Inc. (b)(c)	11,630	474,155
Teladoc Health, Inc. (b)(c)	84	18,416
Tenet Healthcare Corp. (b)	161	3,946
The Ensign Group, Inc.	385	21,968
The Providence Service Corp. (b)	190	17,653
Translate Bio, Inc. (b)	2,050	27,901
Tivity Health, Inc. (b)	1,667	23,371
Turning Point Therapeutics, Inc. (b)	740	64,646
Twist Bioscience Corp. (b)	295	22,411
Ultragenyx Pharmaceutical, Inc. (b)	810	66,574
US Physical Therapy, Inc.	595	51,694
Vericel Corp. (b)	1,297	24,033
Vir Biotechnology, Inc. (b)	450	15,449
Vocera Communications, Inc. (b)	1,540	44,783
Voyager Therapeutics, Inc. (b)	2,555	27,262
Xencor, Inc. (b)	3,348	129,869
Y-mAbs Therapeutics, Inc. (b)	600	23,034
		12,528,256
Industrials - 12.8%
Advanced Drainage Systems, Inc.	1,560	97,406
Aerojet Rocketdyne Holdings, Inc. (b)	1,380	55,048
AeroVironment, Inc. (b)	1,475	88,515
Albany International Corp. - Class A	248	12,278
Allegiant Travel Co.	90	10,782
Allied Motion Technologies, Inc.	60	2,477
American Superconductor Corp. (b)	1,505	21,792
Atkore International Group, Inc. (b)	2,779	63,167
Axon Enterprise, Inc. (b)	3,007	272,735
Barrett Business Services, Inc.	115	6,031
Brady Corp. - Class A	1,030	41,221
Builders FirstSource, Inc. (b)	4,754	155,075
Chart Industries, Inc. (b)	285	20,027
Cimpress PLC (b)	1,085	81,549
Comfort Systems USA, Inc.	494	25,446
CSW Industrials, Inc.	1,630	125,918
EMCOR Group, Inc.	1,415	95,810
Energy Recovery, Inc. (b)	400	3,280
Evoqua Water Technologies Corp. (b)	1,770	37,559
Exponent, Inc.	1,771	127,565
Forward Air Corp.	35	2,008
Foundation Building Materials, Inc. (b)	1,200	18,864
Franklin Electric Co., Inc.	2,100	123,543
Great Lakes Dredge & Dock Corp. (b)	7,400	70,374
John Bean Technologies Corp.	865	79,485
Kratos Defense & Security Solutions, Inc. (b)	33,341	642,814
Marten Transport Ltd.	23,431	382,394
Masonite International Corp. (b)	110	10,824
MasTec, Inc. (b)	1,660	70,052
Mastech Digital, Inc. (b)	320	5,763
Mercury Systems, Inc. (b)	8,429	652,910
MRC Global, Inc. (b)	430	1,840
MSA Safety, Inc.	150	20,126
Mueller Industries, Inc.	1,608	43,512
Plug Power, Inc. (b)(c)	1,640	21,992
Proto Labs, Inc. (b)	370	47,915
RBC Bearings, Inc. (b)	380	46,060
Rexnord Corp.	1,145	34,167
Saia, Inc. (b)	3,765	474,917
Simpson Manufacturing Co., Inc.	1,335	129,709
SiteOne Landscape Supply, Inc. (b)	4,290	523,166
Sunrun, Inc. (b)	96	7,399
Tetra Tech, Inc.	675	64,463
The Brink's Co.	55	2,260
Trex Co., Inc. (b)	804	57,566
TriNet Group, Inc. (b)	1,537	91,175
UFP Industries, Inc.	2,985	168,682
Vectrus, Inc. (b)	350	13,300
Watts Water Technologies, Inc. - Class A	60	6,009
WillScot Mobile Mini Holdings Corp. (b)	1,180	19,682
		5,176,652
Information Technology - 30.8%
A10 Networks, Inc. (b)	8,340	53,126
Acacia Communications, Inc. (b)	820	55,268
ACI Worldwide, Inc. (b)	1,860	48,602
Advanced Energy Industries, Inc. (b)	735	46,261
Alarm.com Holdings, Inc. (b)	340	18,785
Ambarella, Inc. (b)	1,240	64,703
Appfolio, Inc. - Class A (b)	2,657	376,789
Avaya Holdings Corp. (b)	1,730	26,296
Axcelis Technologies, Inc. (b)	1,590	34,980
Badger Meter, Inc.	955	62,428
Blackbaud, Inc.	765	42,710
Blackline, Inc. (b)	1,187	106,391
Box, Inc. - Class A (b)	39,329	682,751
Brightcove, Inc. (b)	1,020	10,445
Brooks Automation, Inc.	175	8,095
Cabot Microelectronics Corp.	1,835	262,056
Cardtronics PLC - Class A (b)	920	18,216
Cass Information Systems, Inc.	733	29,496
Cerence, Inc. (b)	4,538	221,772
CommVault Systems, Inc. (b)	792	32,314
CSG Systems International, Inc.	158	6,470
Digital Turbine, Inc. (b)	2,533	82,930
Diodes, Inc. (b)	509	28,733
eGain Corp. (b)	1,152	16,324
Endava PLC - ADR (b)	7,121	449,691
Endurance International Group Holdings, Inc. (b)	5,765	33,091
Enphase Energy, Inc. (b)	320	26,429
Envestnet, Inc. (b)	330	25,463
Everbridge, Inc. (b)(c)	220	27,661
EVERTEC, Inc.	3,750	130,162
Evo Payments, Inc. - Class A (b)	35,916	892,512
ExlService Holdings, Inc. (b)	648	42,748
FormFactor, Inc. (b)	5,050	125,896
I3 Verticals, Inc. - Class A (b)	12,032	303,808
II-VI, Inc. (b)	480	19,469
Inphi Corp. (b)	535	60,054
J2 Global, Inc. (b)	1,740	120,443
Lattice Semiconductor Corp. (b)	4,635	134,230
LivePerson, Inc. (b)	700	36,393
LiveRamp Holdings, Inc. (b)	310	16,049
MACOM Technology Solutions Holdings, Inc. (b)	2,154	73,257
MAXIMUS, Inc.	7,730	528,809
MaxLinear, Inc. (b)	630	14,641
Mimecast Ltd. (b)	17,915	840,572
Model N, Inc. (b)	320	11,290
NeoPhotonics Corp. (b)	7,066	43,032
nLight, Inc. (b)	11,740	275,655
NVE Corp.	912	44,761
OneSpan, Inc. (b)	12,481	261,602
Onto Innovation, Inc. (b)	190	5,658
OSI Systems, Inc. (b)	1,085	84,207
Pegasystems, Inc.	9,674	1,170,941
Perficient, Inc. (b)	1,420	60,691
PFSweb, Inc. (b)	1,880	12,577
Power Integrations, Inc.	1,060	58,724
Progress Software Corp.	2,845	104,355
Q2 Holdings, Inc. (b)	180	16,427
Qualys, Inc. (b)(c)	6,960	682,150
Repay Holdings Corp. (b)	10,842	254,787
Rimini Street, Inc. (b)	4,245	13,669
Rogers Corp. (b)	165	16,180
Sailpoint Technologies Holdings, Inc. (b)	2,530	100,112
Science Applications International Corp.	855	67,049
Semtech Corp. (b)	3,505	185,625
Silicon Laboratories, Inc. (b)	3,422	334,843
SMART Global Holdings, Inc. (b)	990	27,067
SPS Commerce, Inc. (b)	2,425	188,835
SVMK, Inc. (b)	1,860	41,125
Synaptics, Inc. (b)	1,450	116,609
Telenav, Inc. (b)	2,505	9,018
Tenable Holdings, Inc. (b)	340	12,835
TTEC Holdings, Inc.	568	30,984
Ultra Clean Holdings, Inc. (b)	1,730	37,126
Varonis Systems, Inc. (b)	340	39,243
Viavi Solutions, Inc. (b)	1,390	16,305
Virtusa Corp. (b)	190	9,340
WNS Holdings Ltd. - ADR (b)	16,065	1,027,517
Workiva, Inc. (b)	15,700	875,432
Xperi Holding Corp.	1,205	13,845
		12,486,935
Materials - 2.0%
Avient Corp.	1,607	42,521
Balchem Corp.	173	16,890
Boise Cascade Co.	350	13,972
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	840	–
Forterra, Inc. (b)	5,554	65,648
Innospec, Inc.	885	56,038
Koppers Holdings, Inc. (b)	660	13,801
Materion Corp.	479	24,923
Myers Industries, Inc.	775	10,253
Neenah, Inc.	79	2,960
Novagold Resources, Inc. (b)	7,290	86,678
Quaker Chemical Corp.	2,630	472,638
Worthington Industries, Inc.	200	8,156
		814,478
Real Estate - 0.7%
Cushman & Wakefield PLC (b)	1,635	17,184
EastGroup Properties, Inc.	722	93,376
National Health Investors, Inc.	158	9,523
Newmark Group, Inc. - Class A	2,630	11,361
PS Business Parks, Inc.	490	59,971
Redfin Corp. (b)	2,160	107,849
The RMR Group, Inc. - Class A	230	6,318
		305,582
Utilities - 0.4%
American States Water Co.	1,455	109,052
Genie Energy Ltd. - Class B	1,320	10,560
Pure Cycle Corp. (b)	3,870	34,869
		154,481
Total Common Stocks (Cost $29,293,674)		$39,836,011

Total Investments at Value - 98.2% (Cost $29,293,674)		39,836,011
Other Assets in Excess of Liabilities - 1.8%		710,128
Net Assets - 100.0%		$40,546,139

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $1,483,766.
(d)
Level 3 security.  Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors.  The total value of such securities is $0 as of September 30, 2020, representing 0.0% of net assets.

(e)	Illiquid security. The total value of such securities is $0 as of September 30, 2020, representing 0.0% of net assets.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

SMALL COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2020, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2020:

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$39,836,011	$-	$-	*	$39,836,011
Total	$39,836,011	$-	$-		$39,836,011

* Includes securities that have been fair valued at $0.
Refer to the Portfolio’s Condensed Schedules of Investments for a listing of the securities by industry or sector type. Small Company Growth Portfolio held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 as of September 30, 2020. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.